Condensed Statements Of Consolidated Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows - operating activities:
Net income	$ 131	$ 116	$ 651	$ 545	$ 419
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	213	192	806	777	815
Provision in lieu of deferred income taxes - net	13	8	55	18	309
Other - net		(2)	(3)	(3)	(2)
Changes in operating assets and liabilities:
Accounts receivable - trade			(53)	68	(76)
Inventories			(30)	(25)	(1)
Accounts payable - trade			21	30	(11)
Regulatory accounts related to reconcilable tariffs (Note 2)	(3)	(20)	(44)	66	29
Other - assets			(204)	33	54
Other - liabilities			76	(27)	(77)
Other operating assets and liabilities	(152)	(108)
Cash provided by operating activities	202	186	1,275	1,482	1,459
Cash flows - financing activities:
Issuances of long-term debt (Note 5)	1,250		2,460	1,150	600
Repayment of long-term debt (Note 5)	(462)		(1,094)	(825)	(324)
Proceeds of business acquisition bridge loan (Note 6)			600
Payment of business acquisition bridge loan (Note 6)			(600)
Net change in short-term borrowings (Note 4)	(46)	328	(882)	(137)	161
Capital contributions from members (Note 7)	87	70	1,978	284
Distributions to members (Note 7)	(91)	(71)	(319)	(209)	(237)
Debt discount and financing costs - net	(34)		(39)	(14)	(10)
Cash provided by financing activities	704	327	2,104	249	190
Cash flows - investing activities:
Capital expenditures	(628)	(523)	(2,097)	(1,767)	(1,631)
Other - net	8	12	43	18	12
Cash used in investing activities	(620)	(511)	(3,378)	(1,749)	(1,644)
Net change in cash and cash equivalents	286	2	1	(18)	5
Cash and cash equivalents - beginning balance	4	3	3	21	16
Cash and cash equivalents - ending balance	$ 290	$ 5	$ 4	$ 3	$ 21